UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-05

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Douglas E. Schaller
Address:  Schaller Investment Group Inc.
          324 Indera Mills Court
          Winston-Salem, NC  27101

Form 13F File Number: 028-11085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas E. Schaller
Title:   President
Phone:   336-774-1515

Signature, Place, and Date of Signing:

      /s/ Douglas E. Schaller        Winston-Salem, NC        01/31/2006
      -----------------------        -----------------        ----------
          [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:      25

Form 13F Information Table Value Total:  $   124,148
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                            SCHALLER INVESTMENT GROUP
                                    FORM 13F
                                December 31, 2005

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Autoliv                        COM              052800109      781    17200 SH       Sole                    17200
Autozone                       COM              053332102     5025    54770 SH       Sole                    54770
Bank of the Ozarks Inc         COM              063904106     2640    71535 SH       Sole                    71535
Berkshire Hathway CL B         COM              084670207    17769     6053 SH       Sole                     6053
Carmax                         COM              143130102     9175   331475 SH       Sole                   331475
CitiGroup                      COM              172967101      485    10000 SH       Sole                    10000
Commerce Bancorp               COM              200519106    10527   305930 SH       Sole                   305930
Echostar                       COM              278762109    14653   539110 SH       Sole                   539110
Fastenal                       COM              311900104     4696   120000 SH       Sole                   120000
General Motors Corp            COM              370442105     2427   125000 SH       Sole                   125000
Golden West Financial          COM              381317106    10642   161250 SH       Sole                   161250
Health Management              COM              421933102     2859   130200 SH       Sole                   130200
Homefed Corp                   COM              43739D307     4457    66527 SH       Sole                    66527
Idexx Laboratories             COM              45168D104     7972   110755 SH       Sole                   110755
International Speedway         COM              460335201     5287   110384 SH       Sole                   110384
J.P. Morgan Chase              COM              46625H100      362     9120 SH       Sole                     9120
Leucadia National              COM              527288104     8847   186412 SH       Sole                   186412
Level 3 Comm.                  COM              52729n100     1291   450000 SH       Sole                   450000
Mohawk Industries              COM              608190104     3044    35000 SH       Sole                    35000
O Reilly Automotive            COM              686091109     4801   150000 SH       Sole                   150000
Procter and Gamble             COM              742718109      731    12623 SH       Sole                    12623
Sears Holding                  COM              812350106     1155    10000 SH       Sole                    10000
USA Mobility                   COM              90341g103     1109    40000 SH       Sole                    40000
Walgreen                       COM              931422109     1318    29775 SH       Sole                    29775
Washington Post                COM              939640108     2092     2735 SH       Sole                     2735